Consolidated Statements of Changes in Mezzanine Equity and Shareholders’ Equity - USD ($) $ in Thousands	Total	Camarillo	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Camarillo	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Camarillo	Accumulated Deficit	Mezzanine Equity Preferred Series B	Mezzanine Equity Preferred Series C	Mezzanine Equity Preferred Series D	Mezzanine Equity Preferred Series E	Non-Controlling Interest	Multiple Voting Shares	Multiple Voting Shares Common Stock	Equity Shares	Equity Shares Common Stock	Equity Shares Common Stock Camarillo	Exchangeable Voting Shares Common Stock
Beginning balance (in shares) at Dec. 31, 2023															4,754,979		61,986,686		8,953,951
Beginning balance at Dec. 31, 2023			$ 89,761			$ 280,696		$ (190,935)
Beginning balance at Dec. 31, 2023									$ 57,545	$ 5,608	$ 15,000
Beginning balance at Dec. 31, 2023													$ (22,678)
Beginning balance at Dec. 31, 2023	$ 145,236
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)	519		519					519
Net Income Attributable to Non-Controlling Interest	202												202
Net Income (Loss)	721
Share-Based Compensation from Options and Restricted Stock Units	13,098		13,098			13,098
Shares Issued for Shares Payable - NHC Business Acquisitions (in shares)																	465,797
Shares Issued for Shares Payable - NHC Business Acquisitions	3,834		3,834			3,834
Shares Issued for Exercise of Warrants (in shares)																	135,489
Shares Issued for Exercise of Warrants	252		252			252
Shares Issued for Conversion of Exchangeable Shares (in shares)																	1,937,049		(1,936,085)
Shares Issued for Vesting of Restricted Stock Units (in shares)																	2,603,040
Shares Issued for Exercise of Options (in shares)																	838,398
Shares Issued for Exercise of Options	1,942		1,942			1,942
Shares issued for Bonus (in shares)																286,406	286,406
Shares Issued for Bonus	2,715		2,715			2,715										$ 2,700
Shares Issued for Vested GH Group Non-Qualified Options (in shares)																1,433,810	1,433,810
Shares Issued for Vested GH Group Non-Qualified Options	2,757		2,757			2,757										$ 2,800
Shares Issued for Payment of Interest on Convertible Debentures (in shares)																191,411	191,411
Shares Issued for Payment of Interest on Convertible Debentures	1,292		1,292			1,292										$ 1,300
Shares Issued for At-the-Market Program (in shares)																	10,000
Shares Issued for At-the-Market Program	66		66			66
Reclassification of Preferred Shares from Non-Controlling Interest to Additional Paid-In Capital	0
Distributions to Non-Controlling Interest Holders	(109)												(109)
Dividends - Preferred Shareholders	(7,749)								7,539	671			(15,959)
Ending balance (in shares) at Dec. 31, 2024														4,754,979	4,754,979		69,888,086		7,017,866
Ending balance at Dec. 31, 2024	116,236		116,236			306,652		(190,416)
Ending balance at Dec. 31, 2024									65,084	6,279	15,000	$ 0
Ending balance at Dec. 31, 2024													(38,544)
Ending balance at Dec. 31, 2024	164,055
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)	(29,659)		(29,659)					(29,659)
Net Income Attributable to Non-Controlling Interest	707												707
Net Income (Loss)	(28,952)
Share-Based Compensation from Options and Restricted Stock Units	13,402		13,402			13,402
Shares Issued for Shares Payable - NHC Business Acquisitions (in shares)																	116,427
Shares Issued for Shares Payable - NHC Business Acquisitions	2,579		2,579			2,579
Stock issued during period, shares, acquisitions (in shares)																500,000	248,829	500,000
Stock issued during period, value, acquisitions		$ 20,265	(600)	$ 20,265		(600)	$ 20,265						600
Issuance of Series E Preferred Shares and Exchange of Series B and Series C Preferred Shares for Series E Preferred Shares	18,492								(52,743)	(6,265)		77,500
Redemption of Series B and Series C Preferred Shares	$ (18,498)								(17,963)	(535)
Shares Issued for Exercise of Warrants (in shares)																	496,523
Shares Issued for Conversion of Exchangeable Shares (in shares)																	571,988		(571,988)
Shares Issued for Vesting of Restricted Stock Units (in shares)																	2,042,387
Shares Issued for Exercise of Options (in shares)	323,492																323,492
Shares Issued for Exercise of Options	$ 1,000		1,000			1,000
Shares issued for Bonus (in shares)																208,772	208,772
Shares Issued for Bonus	1,114		1,114			1,114										$ 1,100
Shares Issued for Vested GH Group Non-Qualified Options	0
Shares Issued for Payment of Interest on Convertible Debentures (in shares)																208,237	208,237
Shares Issued for Payment of Interest on Convertible Debentures	1,292		1,292			1,292										$ 1,300
Shares Issued for At-the-Market Program (in shares)					678,167
Shares Issued for At-the-Market Program	6,062		6,062			6,062
Variable Interest Entity Consolidation	3,389		665			665							2,724
Reclassification of Preferred Shares from Non-Controlling Interest to Additional Paid-In Capital	52,323		(52,323)			(52,323)							52,323
Distributions to Non-Controlling Interest Holders	(342)												(342)
Dividends - Preferred Shareholders	(9,256)		(6,097)			(6,097)			5,622	521			(9,302)
Ending balance (in shares) at Dec. 31, 2025														4,754,979	4,754,979		75,282,908		6,445,878
Ending balance at Dec. 31, 2025	73,936		$ 73,936			$ 294,011		$ (220,075)
Ending balance at Dec. 31, 2025									$ 0	$ 0	$ 15,000	$ 77,500
Ending balance at Dec. 31, 2025													$ 8,166
Ending balance at Dec. 31, 2025	$ 174,602